PEOPLENET INTERNATIONAL CORPORATION
5201 Great America Parkway, Suite 239
Santa Clara, California 95054

April 25, 2005

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

We had filed a 10-KSB on April 15, 2005 for the year ended December 31, 2004. However, we found a typographical error in the exercise price of stock options awarded to one of our directors. We hereby submit the attached 10-KSB/A to correct such error. There is no change to the financial statements and the accompanying notes.

Sincerely,

PeopleNet International Corporation

Benedict Van
Chief Executive Officer